UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

INFLATION INDEXED PLUS

BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Inflation Indexed Plus Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Inflation Indexed Plus Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Inflation Indexed Plus Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class I shares of Western Asset Inflation Indexed Plus Bond Fund returned 4.21%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexi, returned 6.01% for the same period. The Lipper Inflation Protected Bond Funds Category Averageii returned 4.08% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Inflation Indexed Plus Bond Fund:
Class A	4.04%
Class C	3.70%
Class C1	3.65%
Class FI	4.02%
Class R	3.83%
Class I	4.21%
Class IS	4.22%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	6.01%
Lipper Inflation Protected Bond Funds Category Average	4.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were -4.72%, -5.67%, -5.60%, -5.00%, -5.42%, -4.61% and -4.55%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class C1 shares would have been -7.04%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ. The 30-Day SEC Yield includes adjustments for inflation to both U.S. and foreign portfolio securities that are linked to inflation indices. Please note, inflation adjustments to U.S. securities often occur at different intervals than foreign securities. These adjustments can cause the SEC Yield to change substantially from month-to-month. Increases in the inflation rate may result in the Fund reporting an exceptionally high yield which may not be repeated.

IV	Western Asset Inflation Indexed Plus Bond Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.71%, 1.38%, 1.21%, 0.64%, 1.05%, 0.36% and 0.27%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities (commonly known as “junk” bonds) include greater price volatility, illiquidity and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Inflation Indexed Plus Bond Fund	V

Performance review (cont’d)

[i]	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 209 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Inflation Indexed Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2020 and December 31, 2019, and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.04%	$1,000.00	$1,040.40	0.71%	$3.60	Class A	5.00%	$1,000.00	$1,021.33	0.71%	$3.57
Class C	3.70	1,000.00	1,037.00	1.43	7.24	Class C	5.00	1,000.00	1,017.75	1.43	7.17
Class C1	3.65	1,000.00	1,036.50	1.40	7.09	Class C1	5.00	1,000.00	1,017.90	1.40	7.02
Class FI	4.02	1,000.00	1,040.20	0.74	3.75	Class FI	5.00	1,000.00	1,021.18	0.74	3.72
Class R	3.83	1,000.00	1,038.30	1.15	5.83	Class R	5.00	1,000.00	1,019.14	1.15	5.77
Class I	4.21	1,000.00	1,042.10	0.35	1.78	Class I	5.00	1,000.00	1,023.12	0.35	1.76
Class IS	4.22	1,000.00	1,042.20	0.27	1.37	Class IS	5.00	1,000.00	1,023.52	0.27	1.36

2	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 89.0%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	59,421,880	$69,073,715
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	12,713,600	15,440,502
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	11,941,700	15,311,505
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	24,953,760	35,282,986
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,677,282	5,422,100
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	27,946,280	41,733,749
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	10,438,872	12,503,123
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	51,814,710	70,712,055
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,355,160	5,328,105
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	101,208,000	102,688,095
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	17,105,704	17,524,397
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	5,161,000	5,366,984
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	6,797,889	7,361,936
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	6,377,728	6,893,153
Total U.S. Treasury Inflation Protected Securities (Cost — $368,265,639)				410,642,405
Corporate Bonds & Notes — 5.1%
Energy — 2.9%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	33,507
Oil, Gas & Consumable Fuels — 2.9%
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	260,427
Apache Corp., Senior Notes	4.750%	4/15/43	530,000	427,510
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,321,926
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,761,759
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	190,000	194,327
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,390,000	1,490,741
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	760,000	793,116
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	549,895
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	880,000	987,941
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	356,751
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	440,000	343,288
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	830,000	608,556
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	773,852

See Notes to Financial Statements.

4	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	880,000		$1,146,757
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	410,000		389,935
Total Oil, Gas & Consumable Fuels					13,406,781
Total Energy					13,440,288
Materials — 2.2%
Metals & Mining — 2.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	230,000		236,140	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		1,048,396	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	490,000		586,201
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		472,127	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		536,659	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		1,048,120	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,828,341
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		444,513
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	790,000		930,422
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		865,090
Total Metals & Mining					8,996,009
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	850,000		910,401	(b)
Total Materials					9,906,410
Total Corporate Bonds & Notes (Cost — $22,195,638)					23,346,698
Sovereign Bonds — 2.0%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,120,000	BRL	234,070
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		223,871
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	1,900,000		2,206,573
Total Indonesia					2,430,444
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,240,000		1,386,554	(b)
Panama — 0.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,400,000		1,506,925

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 0.5%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,230,000		$2,382,755
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	1,200,000		1,260,924	(a)
Total Sovereign Bonds (Cost — $8,864,538)					9,201,672
Non-U.S. Treasury Inflation Protected Securities — 1.5%
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	16,304,792	BRL	3,705,474
Canada — 0.7%
Canada Government Real Return Bond	0.500%	12/1/50	3,654,385	CAD	3,169,969
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $7,495,158)					6,875,443
Collateralized Mortgage Obligations (c) —1.2%
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	4.085%	12/25/27	1,232,895		1,259,552	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.685%	3/25/30	1,960,000		1,987,756	(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	2,300,000		2,299,977	(a)(d)(e)
Total Collateralized Mortgage Obligations (Cost — $5,519,663)					5,547,285
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $99,634)	0.250%	5/31/25	100,000		99,891
Asset-Backed Securities — 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003-ABF1, A (1 mo. USD LIBOR + 0.740%) (Cost — $20,320)	0.925%	1/25/34	20,922		18,591	(d)
Total Investments before Short-Term Investments (Cost — $412,460,590)					455,731,985
			Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $577,357)	0.109%		577,357		577,357	(f)
Total Investments — 98.9% (Cost — $413,037,947)					456,309,342
Other Assets in Excess of Liabilities — 1.1%					4,937,973
Total Net Assets — 100.0%					$461,247,315

See Notes to Financial Statements.

6	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).
(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $577,357 and the cost was $577,357 (Note 8).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAD	— Canadian Dollar

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	135	9/20	$18,723,207	$18,788,204	$64,997
Contracts to Sell:
U.S. Treasury Long-Term Bonds	221	9/20	39,417,743	39,462,312	(44,569)
U.S. Treasury Ultra Long- Term Bonds	38	9/20	8,327,575	8,289,938	37,637
					(6,932)
Net unrealized appreciation on open futures contracts					$58,065

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Inflation Indexed Plus Bond Fund

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,032,172	USD	2,945,512	BNP Paribas SA	7/16/20	$24,702
EUR	30,000	USD	33,702	BNP Paribas SA	7/16/20	15
EUR	30,000	USD	33,654	BNP Paribas SA	7/16/20	62
USD	88,551	EUR	81,000	BNP Paribas SA	7/16/20	(2,484)
USD	961,943	CAD	1,340,612	JPMorgan Chase & Co.	7/16/20	(25,591)
USD	1,905,247	CAD	2,691,560	JPMorgan Chase & Co.	7/16/20	(77,433)
USD	75,708	EUR	69,000	JPMorgan Chase & Co.	7/16/20	(1,841)
USD	2,945,963	CAD	4,032,172	BNP Paribas SA	10/16/20	(24,757)
USD	33,724	EUR	30,000	BNP Paribas SA	10/16/20	(64)
USD	33,771	EUR	30,000	BNP Paribas SA	10/16/20	(17)
Total						$(107,408)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

See Notes to Financial Statements.

8	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $412,460,590)	$455,731,985
Investments in affiliated securities, at value (Cost — $577,357)	577,357
Foreign currency, at value (Cost — $364,097)	339,148
Cash	3,303,041
Interest receivable	2,059,994
Deposits with brokers for open futures contracts	1,381,968
Receivable for Fund shares sold	401,200
Receivable from broker — net variation margin on open futures contracts	121,688
Unrealized appreciation on forward foreign currency contracts	24,779
Prepaid expenses	80,342
Total Assets	464,021,502

Liabilities:
Payable for securities purchased	2,303,041
Payable for Fund shares repurchased	194,345
Unrealized depreciation on forward foreign currency contracts	132,187
Investment management fee payable	74,644
Directors’ fees payable	3,628
Service and/or distribution fees payable	2,481
Accrued expenses	63,861
Total Liabilities	2,774,187
Total Net Assets	$461,247,315

Net Assets:
Par value (Note 7)	$38,639
Paid-in capital in excess of par value	440,657,313
Total distributable earnings (loss)	20,551,363
Total Net Assets	$461,247,315

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class A	$7,955,506
Class C	$822,045
Class C1	$24,881
Class FI	$437,741
Class R	$327,172
Class I	$65,576,478
Class IS	$386,103,492

Shares Outstanding:
Class A	675,836
Class C	71,793
Class C1	2,138
Class FI	37,453
Class R	28,183
Class I	5,516,648
Class IS	32,306,840

Net Asset Value:
Class A (and redemption price)	$11.77
Class C*	$11.45
Class C1 (and redemption price)	$11.64
Class FI (and redemption price)	$11.69
Class R (and redemption price)	$11.61
Class I (and redemption price)	$11.89
Class IS (and redemption price)	$11.95
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$802,267
Interest from affiliated investments	10,115
Less: Foreign taxes withheld	(744)
Total Investment Income	811,638

Expenses:
Investment management fee (Note 2)	451,658
Registration fees	68,697
Fund accounting fees	36,241
Transfer agent fees (Note 5)	32,838
Audit and tax fees	27,971
Service and/or distribution fees (Notes 2 and 5)	16,998
Legal fees	8,040
Shareholder reports	7,846
Directors’ fees	5,923
Insurance	3,108
Commitment fees (Note 9)	1,724
Custody fees	1,161
Interest expense	1,031
Miscellaneous expenses	4,219
Total Expenses	667,455
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,093)
Net Expenses	665,362
Net Investment Income	146,276

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,439,357
Futures contracts	(7,237,041)
Forward foreign currency contracts	(3,773)
Foreign currency transactions	(27,584)
Net Realized Loss	(3,829,041)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	23,644,490
Futures contracts	(812,258)
Forward foreign currency contracts	(99,490)
Foreign currencies	(17,838)
Change in Net Unrealized Appreciation (Depreciation)	22,714,904
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	18,885,863
Increase in Net Assets From Operations	$19,032,139

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$146,276	$10,242,176
Net realized gain (loss)	(3,829,041)	3,161,949
Change in net unrealized appreciation (depreciation)	22,714,904	28,546,481
Increase in Net Assets From Operations	19,032,139	41,950,606

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,600,010)	(10,258,968)
Decrease in Net Assets From Distributions to Shareholders	(1,600,010)	(10,258,968)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	72,076,844	98,589,826
Reinvestment of distributions	1,527,241	9,726,635
Cost of shares repurchased	(92,168,177)	(106,463,492)
Increase (Decrease) in Net Assets From Fund Share Transactions	(18,564,092)	1,852,969
Increase (Decrease) in Net Assets	(1,131,963)	33,544,607

Net Assets:
Beginning of period	462,379,278	428,834,671
End of period	$461,247,315	$462,379,278

See Notes to Financial Statements.

12	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.34	$10.56	$11.11	$10.93	$10.83	$11.17

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.19	0.27	0.19	0.13	(0.03)
Net realized and unrealized gain (loss)	0.47	0.80	(0.56)	0.18	0.10	(0.27)
Total income (loss) from operations	0.46	0.99	(0.29)	0.37	0.23	(0.30)

Less distributions from:
Net investment income	(0.03)	(0.21)	(0.26)	(0.19)	(0.11)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.03)	(0.21)	(0.26)	(0.19)	(0.13)	(0.04)

Net asset value, end of period	$11.77	$11.34	$10.56	$11.11	$10.93	$10.83
Total return[3]	4.04%	9.37%	(2.60)%	3.44%	2.13%	(2.72)%

Net assets, end of period (000s)	$7,956	$10,140	$16,984	$21,848	$23,071	$20,050

Ratios to average net assets:
Gross expenses	0.71%[4]	0.71%	0.70%	0.71%	0.70%	0.65%
Net expenses[5]	0.71 [4,6]	0.71 [6]	0.70 [6]	0.71 [6]	0.70	0.65
Net investment income (loss)	(0.23) [4]	1.75	2.45	1.73	1.15	(0.27)

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.05	$10.30	$10.83	$10.66	$10.61	$11.01

Income (loss) from operations:
Net investment income (loss)	(0.06)	0.12	0.17	0.12	0.05	(0.10)
Net realized and unrealized gain (loss)	0.47	0.77	(0.52)	0.19	0.11	(0.27)
Total income (loss) from operations	0.41	0.89	(0.35)	0.31	0.16	(0.37)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.18)	(0.14)	(0.09)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.01)	(0.14)	(0.18)	(0.14)	(0.11)	(0.03)

Net asset value, end of period	$11.45	$11.05	$10.30	$10.83	$10.66	$10.61
Total return[3]	3.70%	8.63%	(3.28)%	2.89%	1.53%	(3.36)%

Net assets, end of period (000s)	$822	$867	$857	$1,790	$1,618	$1,183

Ratios to average net assets:
Gross expenses	1.43%[4]	1.38%	1.36%	1.32%	1.31%	1.30%[5]
Net expenses[6]	1.43 [4,7]	1.38 [7]	1.36	1.32	1.31	1.30 [5]
Net investment income (loss)	(1.04) [4]	1.12	1.60	1.14	0.49	(0.89)

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.24	$10.41	$10.95	$10.76	$10.71	$11.09

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.04	0.21	0.14	0.07	(0.08)
Net realized and unrealized gain (loss)	0.42	0.89	(0.54)	0.19	0.10	(0.27)
Total income (loss) from operations	0.41	0.93	(0.33)	0.33	0.17	(0.35)

Less distributions from:
Net investment income	(0.01)	(0.10)	(0.21)	(0.14)	(0.10)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.01)	(0.10)	(0.21)	(0.14)	(0.12)	(0.03)

Net asset value, end of period	$11.64	$11.24	$10.41	$10.95	$10.76	$10.71
Total return[3]	3.65%	8.95%	(3.03)%	3.11%	1.57%	(3.14)%

Net assets, end of period (000s)	$25	$91	$702	$1,003	$1,410	$1,808

Ratios to average net assets:
Gross expenses	1.87%[4]	1.21%	1.17%	1.14%	1.13%	1.10%
Net expenses[5]	1.40 [4,6]	1.21 [6]	1.17	1.14	1.13	1.10
Net investment income (loss)	(0.22) [4]	0.35	1.94	1.32	0.61	(0.77)

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.27	$10.49	$11.03	$10.85	$10.75	$11.09

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.22	0.23	0.22	0.07	0.06
Net realized and unrealized gain (loss)	0.46	0.77	(0.51)	0.15	0.16	(0.36)
Total income (loss) from operations	0.45	0.99	(0.28)	0.37	0.23	(0.30)

Less distributions from:
Net investment income	(0.03)	(0.21)	(0.26)	(0.19)	(0.11)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.03)	(0.21)	(0.26)	(0.19)	(0.13)	(0.04)

Net asset value, end of period	$11.69	$11.27	$10.49	$11.03	$10.85	$10.75
Total return[3]	4.02%	9.48%	(2.58)%	3.45%	2.14%	(2.74)%

Net assets, end of period (000s)	$438	$483	$804	$1,889	$1,438	$1,845

Ratios to average net assets:
Gross expenses	0.74%[4]	0.64%	0.68%	0.67%	0.65%	0.64%[5]
Net expenses[6]	0.74 [4,7]	0.64 [7]	0.68	0.67	0.65	0.64 [5]
Net investment income (loss)	(0.26) [4]	2.03	2.16	1.97	0.67	0.54

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.20	$10.43	$10.97	$10.79	$10.72	$11.11

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.16	0.23	0.16	0.09	(0.02)
Net realized and unrealized gain (loss)	0.46	0.78	(0.55)	0.18	0.10	(0.34)
Total income (loss) from operations	0.43	0.94	(0.32)	0.34	0.19	(0.36)

Less distributions from:
Net investment income	(0.02)	(0.17)	(0.22)	(0.16)	(0.10)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.02)	(0.17)	(0.22)	(0.16)	(0.12)	(0.03)

Net asset value, end of period	$11.61	$11.20	$10.43	$10.97	$10.79	$10.72
Total return[3]	3.83%	8.99%	(2.93)%	3.18%	1.75%	(3.03)%

Net assets, end of period (000s)	$327	$458	$607	$1,022	$934	$921

Ratios to average net assets:
Gross expenses	1.15%[4]	1.05%	1.06%	1.01%	1.07%	0.99%
Net expenses[5]	1.15 [4,6]	1.05 [6]	1.06	1.01	1.07	0.99
Net investment income (loss)	(0.47) [4]	1.49	2.11	1.47	0.79	(0.16)

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.45		$10.66	$11.21	$11.02	$10.90	$11.22

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.24	0.30	0.23	0.15	0.03
Net realized and unrealized gain (loss)	0.48		0.80	(0.55)	0.19	0.11	(0.31)
Total income (loss) from operations	0.48		1.04	(0.25)	0.42	0.26	(0.28)

Less distributions from:
Net investment income	(0.04)		(0.25)	(0.30)	(0.23)	(0.12)	(0.02)
Net realized gains	—		—	—	—	(0.02)	—
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.04)		(0.25)	(0.30)	(0.23)	(0.14)	(0.04)

Net asset value, end of period	$11.89		$11.45	$10.66	$11.21	$11.02	$10.90
Total return[4]	4.21%		9.79%	(2.25)%	3.82%	2.40%	(2.50)%

Net assets, end of period (000s)	$65,576		$51,902	$59,639	$90,372	$70,677	$103,290

Ratios to average net assets:
Gross expenses	0.35%[5]		0.36%	0.38%	0.39%	0.37%	0.38%
Net expenses[6]	0.35	[5,7]	0.36 [7]	0.38	0.39	0.37	0.38
Net investment income (loss)	(0.06)	[5]	2.17	2.77	2.08	1.33	0.25

Portfolio turnover rate	15%		60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.51	$10.71	$11.27	$11.08	$10.94	$11.24

Income (loss) from operations:
Net investment income	0.01	0.26	0.32	0.25	0.15	0.00 [3]
Net realized and unrealized gain (loss)	0.47	0.80	(0.57)	0.18	0.14	(0.26)
Total income (loss) from operations	0.48	1.06	(0.25)	0.43	0.29	(0.26)

Less distributions from:
Net investment income	(0.04)	(0.26)	(0.31)	(0.24)	(0.13)	(0.02)
Net realized gains	—	—	—	—	(0.02)	—
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.04)	(0.26)	(0.31)	(0.24)	(0.15)	(0.04)

Net asset value, end of period	$11.95	$11.51	$10.71	$11.27	$11.08	$10.94
Total return[4]	4.22%	9.93%	(2.23)%	3.93%	2.61%	(2.30)%

Net assets, end of period (millions)	$386	$398	$349	$325	$307	$455

Ratios to average net assets:
Gross expenses	0.27%[5]	0.27%	0.28%	0.27%	0.26%	0.25%
Net expenses[6]	0.27 [5,7]	0.27 [7]	0.28	0.27	0.26	0.25
Net investment income	0.09 [5]	2.31	2.87	2.19	1.37	0.02

Portfolio turnover rate	15%	60%	85%	43%	81%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

20	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$410,642,405	—	$410,642,405
Corporate Bonds & Notes	—	23,346,698	—	23,346,698
Sovereign Bonds	—	9,201,672	—	9,201,672
Non-U.S. Treasury Inflation Protected Securities	—	6,875,443	—	6,875,443
Collateralized Mortgage Obligations	—	5,547,285	—	5,547,285
U.S. Government & Agency Obligations	—	99,891	—	99,891
Asset-Backed Securities	—	18,591	—	18,591
Total Long-Term Investments	—	455,731,985	—	455,731,985
Short-Term Investments†	$577,357	—	—	577,357
Total Investments	$577,357	$455,731,985	—	$456,309,342
Other Financial Instruments:
Futures Contracts	$102,634	—	—	$102,634
Forward Foreign Currency Contracts	—	$24,779	—	24,779
Total Other Financial Instruments	$102,634	$24,779	—	$127,413
Total	$679,991	$455,756,764	—	$456,436,755

22	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$44,569	—	—	$44,569
Forward Foreign Currency Contracts	—	$132,187	—	132,187
Total	$44,569	$132,187	—	$176,756

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

24	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $132,187. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

26	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $2,093, which included an affiliated money market fund waiver of $1,213.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class R
Expires December 31, 2022	$159	$2
Total fee waivers/expense reimbursements subject to recapture	$159	$2

For the six months ended June 30, 2020, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

28	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$354
CDSCs	—

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$12,437,865	$55,167,828
Sales	4,582,905	87,261,414

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$413,037,947	$44,883,243	$(1,611,848)	$43,271,395
Futures contracts	—	102,634	(44,569)	58,065
Forward foreign currency contracts	—	24,779	(132,187)	(107,408)

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$102,634	—	$102,634
Forward foreign currency contracts	—	$24,779	24,779
Total	$102,634	$24,779	$127,413

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$44,569	—	$44,569
Forward foreign currency contracts	—	$132,187	132,187
Total	$44,569	$132,187	$176,756

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(7,237,041)	—	$(7,237,041)
Forward foreign currency contracts	—	$(3,773)	(3,773)
Total	$(7,237,041)	$(3,773)	$(7,240,814)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(812,258)	—	$(812,258)
Forward foreign currency contracts	—	$(99,490)	(99,490)
Total	$(812,258)	$(99,490)	$(911,748)

30	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$27,380,190
Futures contracts (to sell)	55,368,371
Forward foreign currency contracts (to buy)	605,040
Forward foreign currency contracts (to sell)	1,653,967

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$24,779	$(27,322)	$(2,543)	—	$(2,543)
JPMorgan Chase & Co.	—	(104,865)	(104,865)	—	(104,865)
Total	$24,779	$(132,187)	$(107,408)	—	$(107,408)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$10,962	$8,088
Class C	4,178	640
Class C1	255	288
Class FI	576	491
Class R	1,027	773
Class I	—	21,383
Class IS	—	1,175
Total	$16,998	$32,838

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$37
Class C	4
Class C1	160
Class FI	2
Class R	3
Class I	250
Class IS	1,637
Total	$2,093

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$19,339	$226,561
Class C	552	10,206
Class C1	71	831
Class FI	1,300	14,889
Class R	712	8,208
Class I	204,341	1,217,629
Class IS	1,373,695	8,780,644
Total	$1,600,010	$10,258,968

7. Capital shares

At June 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	173,412	$2,002,988	305,001	$3,392,795
Shares issued on reinvestment	1,324	14,803	9,909	111,659
Shares repurchased	(392,997)	(4,473,578)	(1,028,639)	(11,398,327)
Net decrease	(218,261)	$(2,455,787)	(713,729)	$(7,893,873)

Class C
Shares sold	5,205	$58,456	11,014	$122,944
Shares issued on reinvestment	44	477	774	8,511
Shares repurchased	(11,891)	(125,447)	(16,495)	(174,776)
Net decrease	(6,642)	$(66,514)	(4,707)	$(43,321)

32	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class C1
Shares sold	100	$1,137	689	$7,473
Shares issued on reinvestment	7	71	73	814
Shares repurchased	(6,054)	(69,665)	(60,146)	(642,977)
Net decrease	(5,947)	$(68,457)	(59,384)	$(634,690)
Class FI
Shares sold	250	$2,854	14,150	$153,767
Shares issued on reinvestment	117	1,300	1,334	14,889
Shares repurchased	(5,777)	(65,229)	(49,272)	(554,466)
Net decrease	(5,410)	$(61,075)	(33,788)	$(385,810)
Class R
Shares sold	7,752	$87,966	20,303	$222,661
Shares issued on reinvestment	13	145	117	1,301
Shares repurchased	(20,441)	(231,649)	(37,715)	(417,877)
Net decrease	(12,676)	$(143,538)	(17,295)	$(193,915)
Class I
Shares sold	2,284,573	$26,573,993	1,696,940	$19,031,646
Shares issued on reinvestment	18,044	203,535	106,733	1,212,625
Shares repurchased	(1,320,599)	(15,214,149)	(2,863,776)	(32,056,987)
Net increase (decrease)	982,018	$11,563,379	(1,060,103)	$(11,812,716)
Class IS
Shares sold	3,715,411	$43,349,450	6,718,264	$75,658,540
Shares issued on reinvestment	115,248	1,306,910	733,292	8,376,836
Shares repurchased	(6,152,337)	(71,988,460)	(5,418,133)	(61,218,082)
Net increase (decrease)	(2,321,678)	$(27,332,100)	2,033,423	$22,817,294

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,602,433	$60,523,763	60,523,763	$62,548,839	62,548,839

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$10,115	—	$577,357

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $1,724. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $8,704,229, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic,

34	Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report

and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Inflation Indexed Plus Bond Fund 2020 Semi-Annual Report	35

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Asset Japan,” and together with Western Asset Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and each of the Subadvisers (the “Current Sub-advisory Agreements” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Directors of Western Asset Funds, Inc. (the “Corporation”) held on April 14, 20201, the Board, including the Directors who are not considered to be “interested persons” of the Corporation (the “Independent Directors”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Corporation and the Manager with respect to the Fund, a series of the Corporation, and new sub-advisory agreements (the “New Sub-Advisory Agreements” and, collectively, the “New Agreements”) between the Manager and the Subadvisers with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Directors have also approved an interim investment management agreement between the

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Directors participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Directors, including a majority of the Independent Directors, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

36	Western Asset Inflation Indexed Plus Bond Fund

Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and the Subadvisers (the “Interim Sub-advisory Agreements” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

On March 9, 2020, during a telephonic meeting, the Directors discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Directors met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Directors met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Directors considered, among other things, whether it would be in the best interests of the Fund and its shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Directors in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Directors sought additional information as they deemed necessary and appropriate. In connection with the Directors’ consideration of the New Agreements, the Independent Directors worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Directors requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Directors submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Directors reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Directors.

Western Asset Inflation Indexed Plus Bond Fund	37

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Directors. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive session with their counsel to consider the New Agreements.

The Directors’ evaluation of the New Agreements reflected the information provided specifically in connection with their review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Directors considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Directors that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Directors that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Directors regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Directors that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Directors before making any changes;

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

38	Western Asset Inflation Indexed Plus Bond Fund

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Directors approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Directors in the exercise of their business judgment during those years, and that within the past year the Directors had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Directors’ business judgment that each applicable Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the Advisers in light of the services provided, the costs to the applicable Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Directors considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

Western Asset Inflation Indexed Plus Bond Fund	39

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)

that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Directors that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In their deliberations, the Directors considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. The Directors noted that, although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the New Sub-Advisory Agreements between the Manager and the Non-U.S. Subadvisers with respect to the Fund in addition to the information provided by Franklin Templeton in connection with their evaluation of the New Agreements. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because the Manager pays the Subadvisers for services provided to the Fund out of the management fee the Manager receives from the Fund. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

40	Western Asset Inflation Indexed Plus Bond Fund

The information provided and presentations made to the Directors encompassed the Fund and all other funds for which the Directors have responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Directors also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Directors considered the New Management Agreement and the New Sub-Advisory Agreements separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Directors received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Directors considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Directors have received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Directors’ evaluation of the services provided by the Manager and the Subadvisers took into account the Directors’ knowledge gained as Directors of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and shareholder support services. In addition, the Directors reviewed the quality of the Manager’s and the Subadvisers’ services with respect to compliance with the investment policies of the Fund and conditions that might affect the Manager’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the New Agreements, including its business reputation, financial condition and operational stability. The Directors observed that the scope of services

Western Asset Inflation Indexed Plus Bond Fund	41

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Directors also noted that on a regular basis they received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in their evaluation of the New Agreements. The Directors also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadvisers’ risk management processes.

The Directors considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Directors also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Directors considered the experience of each Adviser’s personnel in providing the types of services that the Adviser is responsible for providing to the Fund; the ability of each Adviser to attract and retain capable personnel; the investment philosophy and research and decision-making processes of the Subadvisers; the capability and integrity of each Adviser’s senior management and staff; and the level of skill required to provide the applicable services to the Fund. The Directors also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Directors considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. The Directors also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Directors considered management’s periodic reports to the Directors on, among other things, its business plans and any organizational changes. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an

42	Western Asset Inflation Indexed Plus Bond Fund

independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Directors were provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Directors found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Directors also noted that they had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Directors considered the Fund’s performance in light of overall financial market conditions.

The Directors noted that the performance of the Fund exceeded its peer group’s average performance for the one- and three-year periods ended December 31, 2019 and was below its peer group’s average performance for the five- and ten-year periods ended December 31, 2019. With respect to the Fund, the Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Directors concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

The Directors considered that they had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Directors considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Directors also considered the management fee payable by the Fund to the Manager, the total expenses payable by the Fund and the fact that the Manager pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to the Manager was lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was lower than the management fee paid by another client of the Subadvisers

Western Asset Inflation Indexed Plus Bond Fund	43

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

for an account with a similar investment strategy and higher than others, and that the administrative and operational responsibilities of the Subadvisers with respect to the Fund were relatively higher as compared with the accounts that had lower fees. In light of the foregoing, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Directors determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

The Directors received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Directors also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Directors received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Directors not excessive in light of the nature, extent and quality of the services provided to the Fund. The Directors noted that Western Asset does not have soft dollar arrangements.

The Directors considered, in light of the profitability information provided by the Manager and Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

The Directors noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Directors noted they

44	Western Asset Inflation Indexed Plus Bond Fund

will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Directors further evaluated the benefits of the advisory relationship to the Manager and the Subadvisers, including, among others, the profitability of the relationship to the Manager and the Subadvisers, the direct and indirect benefits that the Manager and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between the Manager, the Subadvisers and certain service providers for the Fund. The Directors considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Directors considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Directors considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment that they were generally satisfied with the quality of services being provided by the Manager and the Subadvisers, but they would continue to closely monitor the performance of the Manager and the Subadvisers. After consideration of all the factors and information, and in the exercise of their business judgment, the Directors, including the Independent Directors, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Western Asset Inflation Indexed Plus Bond Fund	45

Western Asset

Inflation Indexed Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

* Effective March 6, 2020, Mr. Larson became a Director.

Western Asset Inflation Indexed Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Inflation Indexed Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012829 8/20 SR20-3957

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: August 24, 2020